Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (22,738,683)	$ (10,543,174)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	1,508,899	517,430
Share-based compensation		351,812
Loss on disposal of equipment	90,636
Gain on disposal of subsidiaries	(67,501)
Deferred taxes	2,777,480
Changes in operating assets and liabilities:
Accounts receivable	(221,976)	15,909,423
Notes receivable	83,553
Inventories	(402,204)	(239,266)
Due from related parties		(124,808)
Prepaid expenses and other current assets	3,749,785	12,489,464
Other assets	1,829,929	881,539
Accounts payable	7,902,017	32,141
Other payables and accrued liabilities	(3,010,913)	(12,179,570)
Income taxes payable	315,115	(340,235)
Net cash (used in) provided by operating activities	(8,183,863)	6,754,756
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(84,912)	(179,265)
Purchase of intangible assets		(17,050)
Purchase of BAODENG		(17,913)
Net cash used in investing activities	(84,912)	(214,228)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares		2,157,600
Capital contributions from noncontrolling interest shareholders	1,473,340	77,096
Proceeds from short-term loans	1,156,572	1,085,019
Repayments on short-term loans	(1,031,338)	(1,348,524)
Net cash provided by financing activities	1,598,574	1,971,191
Effect of exchange rate changes on cash and cash equivalents	(1,811,034)	639,573
Net (decrease) increase in cash and cash equivalents	(8,481,235)	9,151,292
Cash and cash equivalents at the beginning of period	19,733,631	36,558,752
Cash and cash equivalents at the end of period	11,252,396	45,710,044
Supplemental disclosures of cash flows information:
Cash paid for income taxes	528	558,491
Cash paid for interest expense	35,054	38,511
Supplemental disclosures of cash flows information:
Consideration from disposal of subsidiaries	$ 589,336